Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
Entity Central Index Key	0000931151
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005429
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Investor Class
Trading Symbol	PRCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Investor Class)	16.34%	14.68%	15.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,347,147,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 47,700,000
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,347,147 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005430
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Advisor Class
Trading Symbol	PACOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Advisor Class)	15.92%	14.24%	14.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,347,147,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 47,700,000
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,347,147 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005431
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	R Class
Trading Symbol	RRCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (R Class)	15.54%	13.91%	14.41%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,347,147,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 47,700,000
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,347,147 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177207
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	I Class
Trading Symbol	PCCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Equity Research Fund (I Class)	16.49%	14.80%	15.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.52
S&P 500 Index (Strategy Benchmark)	17.88	14.42	15.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,347,147,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 47,700,000
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,347,147 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000232530
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Z Class
Trading Symbol	PCUZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/23/21
U.S. Equity Research Fund (Z Class)	16.87%	12.22%
Russell 3000 Index (Regulatory Benchmark)	17.15	10.20
S&P 500 Index (Strategy Benchmark)	17.88	11.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 23, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,347,147,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 47,700,000
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,347,147 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless